SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - FAIR VALUE MEASUREMENTS - FINANCIAL ASSETS AND LIABILITIES (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financial Assets
Fixed maturities, available for sale	$ 23,516.0		$ 20,633.9
Equity securities	175.1		68.1
Mortgage loans	1,602.8		1,761.2
Policy loans	279.7		284.4
Trading securities	91.6		372.6
Investments held by variable interest entities	496.3		420.9
Other invested assets	202.8		240.9
Financial Liabilities
Insurance liabilities for interest-sensitive products	13,165.5		13,194.7
Investment borrowings	1,676.5		1,204.1
Borrowings related to variable interest entities	519.9		386.9
Notes payable - direct corporate obligations	857.9		998.5
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets
Fixed maturities, available for sale	23,516.0		20,633.9
Equity securities	175.1		68.1
Mortgage loans	1,735.4	[1]	1,762.6
Policy loans	279.7		284.4
Trading securities	91.6		372.6
Investments held by variable interest entities	496.3		420.9
Other invested assets	202.8		240.9
Cash and cash equivalents	510.4		598.7
Financial Liabilities
Insurance liabilities for interest-sensitive products	13,165.5	[2]	13,194.7	[2]
Investment borrowings	1,735.7		1,265.3
Borrowings related to variable interest entities	485.1		345.1
Notes payable - direct corporate obligations	978.3		1,166.4
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets
Fixed maturities, available for sale	23,516.0		20,633.9
Equity securities	175.1		68.1
Mortgage loans	1,602.8		1,761.2
Policy loans	279.7		284.4
Trading securities	91.6		372.6
Investments held by variable interest entities	496.3		420.9
Other invested assets	202.8		240.9
Cash and cash equivalents	510.4		598.7
Financial Liabilities
Insurance liabilities for interest-sensitive products	13,165.5	[2]	13,194.7	[2]
Investment borrowings	1,676.5		1,204.1
Borrowings related to variable interest entities	519.9		386.9
Notes payable - direct corporate obligations	$ 857.9		$ 998.5

[1]	Loan-to-value ratios are calculated as the ratio of: (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying commercial property, which is updated on a periodic basis as part of our ongoing credit assessment of the loan portfolio.
[2]	The estimated fair value of insurance liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2011 and 2010. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year.